Vessels, net	6 Months Ended
Jun. 30, 2023
Vessels, net [Abstract]
Vessels, net
6.	Vessels, net

The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	$254,296	$(17,689)	$236,607
- Vessels’ improvements transferred from other non-current assets	450	-	450
- Vessels’ improvements	510	-	510
- Depreciation	-	(7,133)	(7,133)
Balance, June 30, 2023	$255,256	$(24,822)	$230,434

During the six months ended June 30, 2023, the Company capitalized an amount of $510 and an amount of $450 was transferred from other non-current assets, representing costs for the installation of ballast water treatment system on the vessel “P. Kikuma”. The amount of $510 which was paid during the six months ended June 30, 2023 is also reflected in line “Payments for vessels’ improvements” in the accompanying unaudited interim consolidated statements of cash flows.